                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

January 31, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Core Strategies Hedge Fund
                File No. 005-79312
                EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

     An  electronic  ("EDGAR")  filing is hereby made of an issuer  Tender Offer
Statement on Schedule TO, pursuant to Rule 13e-4 of the Securities  Exchange Act of 1934,  on behalf of OFI Tremont  Core  Strategies  Hedge Fund (the "Fund") in
connection  with  an  offer  by  the  Fund  to  repurchase  up to  approximately
$98,521,182.60 of its outstanding  shares of beneficial  interest of the Fund on the terms and subject to the conditions set forth in the Repurchase Offer Notice and Letter to  Shareholders  describing  the  repurchase  offer.  Please  deduct
$3,871.88  from the Fund's  account for  payment of the filing fee.  The account number is 910-8739.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                                     Sincerely,

                                                     /s/ Mitchell J. Lindauer
                                                     ------------------------------------------
                                                     Mitchell J. Lindauer
                                                     mlindauer@oppenheimerfunds.com
                                                     Vice President & Assistant General Counsel
                                                     Phone: 212.323.0254

Attachment

cc:    Larry Greene, Securities and Exchange Commission
       Mayer Brown  LLP
       KPMG LLP
       Nancy Vann, Esq.